Trade and Other Payables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	£ 375	£ 381
Interest payable	58	55
Deferred income	1	0
FII GLO (note 10(b))		963
Trade payables	3,923	£ 3,722
Leaf payables	£ 156
Leaf payables standard payment terms with vendor	150 years
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary	6.00%	5.00%
Factoring of receivables
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	£ 137	£ 128
Supply Chain Financing Arrangements
Trade And Other Payables [Line Items]
Trade payables	£ 251	£ 48